Equity (Details) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	May 19, 2023 USD ($) $ / shares shares	Nov. 04, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 $ / shares	May 17, 2023 USD ($) $ / shares	Dec. 03, 2021 ¥ / shares
Equity (Details) [Line Items]
Investor agreed to purchase of shares (in Shares) | shares	2,173,657
Total consideration amount	$ 21,737
Additional paid-in capital			$ 21,737
Ordinary shares issued (in Shares) | shares			160,000
Advance for deferred cost					$ 1,499
Converted into ordinary shares price per share (in Dollars per share) | (per share)					$ 10	¥ 4
Average price percentage		90.00%
Private Placement [Member]
Equity (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001
Warrant [Member]
Equity (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares				$ 11.5
GEM Investor [Member]
Equity (Details) [Line Items]
Total equity percentage				3.30%
GEM Investor [Member]
Equity (Details) [Line Items]
Ordinary shares value		$ 125,000